Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Total	Capital Stock and Additional Paid-In Capital [Member]	Retained Earnings (Deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balance at Feb. 28, 2015	$ 3,431	$ 2,444	$ 1,010	$ (23)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(208)		(208)
Other comprehensive income (loss)	15			15
Shares issued:
Exercise of stock options	3	3
Stock-based compensation	60	60
Income tax deficiency from share-based compensation	(1)	(1)
Share repurchases		(59)
Stock repurchased and charged against retained earnings	34		(34)
Common shares repurchased	(93)
Employee share purchase plan	1	1
Ending Balance at Feb. 29, 2016	3,208	2,448	768	(8)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(1,206)		(1,206)
Other comprehensive income (loss)	(9)			(9)
Shares issued:
Exercise of stock options	1	1
Stock-based compensation	60	60
Income tax deficiency from share-based compensation	(1)	(1)
Common shares repurchased	0
Employee share purchase plan	4	4
Ending Balance at Feb. 28, 2017	2,057	2,512	(438)	(17)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	405		405
Other comprehensive income (loss)	7			7
Shares issued:
Exercise of stock options	4	4
Stock-based compensation	49	49
Cumulative Impact of ASU 2016-16 Adoption	(3)		(3)
Share repurchases		(9)
Stock repurchased and charged against retained earnings	9		(9)
Common shares repurchased	(18)
Employee share purchase plan	4	4
Ending Balance at Feb. 28, 2018	$ 2,505	$ 2,560	$ (45)	$ (10)